Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee compensation and benefit plans	$ 33.5	$ 37.1
Fixed assets and other amortizable assets	13.1	3.9
Lease loss and other reserves	4.6	2.5
Valuation of investments	4.2	4.5
Tax credit and loss carryforwards	33.7	37.3
Less: Valuation allowance on tax credit and loss carryforwards	(8.8)	(9.0)
Total deferred tax assets	80.3	76.3
Deferred tax liabilities
Employee compensation and benefit plans	0.1	0
Fixed assets and other amortizable assets	28.1	21.3
Valuation of investments (liabilities)	8.1	7.8
Tax credit and loss carryforwards (liabilities)	17.8	17.1
Total deferred tax liabilities	54.0	46.2
Net deferred tax assets	$ 26.3	$ 30.1